Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Custodian Funds
Entity Central Index Key	0000038721
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech Fund
Class Name	Class A
Trading Symbol	FKDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$36	0.77%
[1],[2]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.77%
Net Assets	$ 24,767,036,339
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	14.67%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$24,767,036,339
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	14.67%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech Fund
Class Name	Class C
Trading Symbol	FDYNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$71	1.52%
[4],[5]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.52%
Net Assets	$ 24,767,036,339
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	14.67%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$24,767,036,339
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	14.67%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech Fund
Class Name	Class R
Trading Symbol	FDNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$48	1.02%
[7],[8]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.02%
Net Assets	$ 24,767,036,339
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	14.67%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$24,767,036,339
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	14.67%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech Fund
Class Name	Class R6
Trading Symbol	FDTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$21	0.44%
[10],[11]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.44%
Net Assets	$ 24,767,036,339
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	14.67%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$24,767,036,339
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	14.67%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech Fund
Class Name	Advisor Class
Trading Symbol	FDYZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin DynaTech Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$24	0.52%
[13],[14]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.52%
Net Assets	$ 24,767,036,339
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	14.67%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$24,767,036,339
Total Number of Portfolio Holdings	98
Portfolio Turnover Rate	14.67%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Growth Fund
Class Name	Class A
Trading Symbol	FKGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$38	0.78%
[16],[17]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%
Net Assets	$ 16,109,092,546
Holdings Count | $ / shares	86
Investment Company Portfolio Turnover	4.71%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$16,109,092,546
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	4.71%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[18]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Growth Fund
Class Name	Class C
Trading Symbol	FRGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$75	1.53%
[19],[20]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.53%
Net Assets	$ 16,109,092,546
Holdings Count | $ / shares	86
Investment Company Portfolio Turnover	4.71%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$16,109,092,546
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	4.71%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[21]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Growth Fund
Class Name	Class R
Trading Symbol	FGSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$50	1.03%
[22],[23]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.03%
Net Assets	$ 16,109,092,546
Holdings Count | $ / shares	86
Investment Company Portfolio Turnover	4.71%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$16,109,092,546
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	4.71%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[24]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Growth Fund
Class Name	Class R6
Trading Symbol	FIFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$22	0.46%
[25],[26]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.46%
Net Assets	$ 16,109,092,546
Holdings Count | $ / shares	86
Investment Company Portfolio Turnover	4.71%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$16,109,092,546
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	4.71%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[27]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Growth Fund
Class Name	Advisor Class
Trading Symbol	FCGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$26	0.53%
[28],[29]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Net Assets	$ 16,109,092,546
Holdings Count | $ / shares	86
Investment Company Portfolio Turnover	4.71%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$16,109,092,546
Total Number of Portfolio Holdings	86
Portfolio Turnover Rate	4.71%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[30]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Income Fund
Class Name	Class A
Trading Symbol	FKIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$36	0.71%
[31],[32]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 78,648,047,379
Holdings Count | $ / shares	534
Investment Company Portfolio Turnover	32.71%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$78,648,047,379
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	534
Portfolio Turnover Rate	32.71%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Investments)	[33],[34]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Income Fund
Class Name	Class A1
Trading Symbol	FKINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$31	0.61%
[35],[36]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 78,648,047,379
Holdings Count | $ / shares	534
Investment Company Portfolio Turnover	32.71%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$78,648,047,379
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	534
Portfolio Turnover Rate	32.71%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Investments)	[37],[38]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Income Fund
Class Name	Class C
Trading Symbol	FCISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$57	1.11%
[39],[40]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%
Net Assets	$ 78,648,047,379
Holdings Count | $ / shares	534
Investment Company Portfolio Turnover	32.71%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$78,648,047,379
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	534
Portfolio Turnover Rate	32.71%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Investments)	[41],[42]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Income Fund
Class Name	Class R
Trading Symbol	FISRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$49	0.96%
[43],[44]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Net Assets	$ 78,648,047,379
Holdings Count | $ / shares	534
Investment Company Portfolio Turnover	32.71%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$78,648,047,379
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	534
Portfolio Turnover Rate	32.71%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Investments)	[45],[46]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Income Fund
Class Name	Class R6
Trading Symbol	FNCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$21	0.41%
[47],[48]
Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 78,648,047,379
Holdings Count | $ / shares	534
Investment Company Portfolio Turnover	32.71%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$78,648,047,379
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	534
Portfolio Turnover Rate	32.71%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Investments)	[49],[50]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Income Fund
Class Name	Advisor Class
Trading Symbol	FRIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$24	0.46%
[51],[52]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 78,648,047,379
Holdings Count | $ / shares	534
Investment Company Portfolio Turnover	32.71%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$78,648,047,379
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	534
Portfolio Turnover Rate	32.71%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition*,† (% of Total Investments)	[53],[54]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities Fund
Class Name	Class A
Trading Symbol	FKFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$44	0.88%
[55],[56]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 2,030,864,270
Holdings Count | $ / shares	573
Investment Company Portfolio Turnover	7.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,030,864,270
Total Number of Portfolio Holdings	573
Portfolio Turnover Rate	7.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[57]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities Fund
Class Name	Class A1
Trading Symbol	FKUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$39	0.77%
[58],[59]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 2,030,864,270
Holdings Count | $ / shares	573
Investment Company Portfolio Turnover	7.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,030,864,270
Total Number of Portfolio Holdings	573
Portfolio Turnover Rate	7.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[60]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities Fund
Class Name	Class C
Trading Symbol	FRUGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$64	1.27%
[61],[62]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%
Net Assets	$ 2,030,864,270
Holdings Count | $ / shares	573
Investment Company Portfolio Turnover	7.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,030,864,270
Total Number of Portfolio Holdings	573
Portfolio Turnover Rate	7.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[63]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities Fund
Class Name	Class R
Trading Symbol	FUSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$56	1.12%
[64],[65]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%
Net Assets	$ 2,030,864,270
Holdings Count | $ / shares	573
Investment Company Portfolio Turnover	7.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,030,864,270
Total Number of Portfolio Holdings	573
Portfolio Turnover Rate	7.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[66]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities Fund
Class Name	Class R6
Trading Symbol	FGORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$26	0.52%
[67],[68]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 2,030,864,270
Holdings Count | $ / shares	573
Investment Company Portfolio Turnover	7.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,030,864,270
Total Number of Portfolio Holdings	573
Portfolio Turnover Rate	7.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[69]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities Fund
Class Name	Advisor Class
Trading Symbol	FUSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Securities Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$32	0.63%
[70],[71]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 2,030,864,270
Holdings Count | $ / shares	573
Investment Company Portfolio Turnover	7.45%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,030,864,270
Total Number of Portfolio Holdings	573
Portfolio Turnover Rate	7.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[72]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Utilities Fund
Class Name	Class A
Trading Symbol	FKUQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$42	0.81%
[73],[74]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
Net Assets	$ 7,742,937,020
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	3.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$7,742,937,020
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	3.96%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[75]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A1
Shareholder Report [Line Items]
Fund Name	Franklin Utilities Fund
Class Name	Class A1
Trading Symbol	FKUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$37	0.71%
[76],[77]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 7,742,937,020
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	3.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$7,742,937,020
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	3.96%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[78]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Utilities Fund
Class Name	Class C
Trading Symbol	FRUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$63	1.21%
[79],[80]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21%
Net Assets	$ 7,742,937,020
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	3.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$7,742,937,020
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	3.96%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[81]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Utilities Fund
Class Name	Class R
Trading Symbol	FRURX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$55	1.06%
[82],[83]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
Net Assets	$ 7,742,937,020
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	3.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$7,742,937,020
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	3.96%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[84]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Utilities Fund
Class Name	Class R6
Trading Symbol	FUFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$26	0.50%
[85],[86]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 7,742,937,020
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	3.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$7,742,937,020
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	3.96%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[87]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Utilities Fund
Class Name	Advisor Class
Trading Symbol	FRUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Utilities Fund for the period October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$29	0.56%
[88],[89]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 7,742,937,020
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	3.96%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$7,742,937,020
Total Number of Portfolio Holdings	42
Portfolio Turnover Rate	3.96%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[90]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
†	Annualized.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
†	Annualized.

[21]
*	Does not include derivatives, except purchased options, if any.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
†	Annualized.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
†	Annualized.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[29]
†	Annualized.

[30]
*	Does not include derivatives, except purchased options, if any.

[31]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[32]
†	Annualized.

[33]
*	Does not include derivatives, except purchased options, if any.

[34]
†	Certain categories may represent less than 0.1%.

[35]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[36]
†	Annualized.

[37]
*	Does not include derivatives, except purchased options, if any.

[38]
†	Certain categories may represent less than 0.1%.

[39]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[40]
†	Annualized.

[41]
*	Does not include derivatives, except purchased options, if any.

[42]
†	Certain categories may represent less than 0.1%.

[43]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[44]
†	Annualized.

[45]
*	Does not include derivatives, except purchased options, if any.

[46]
†	Certain categories may represent less than 0.1%.

[47]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[48]
†	Annualized.

[49]
*	Does not include derivatives, except purchased options, if any.

[50]
†	Certain categories may represent less than 0.1%.

[51]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[52]
†	Annualized.

[53]
*	Does not include derivatives, except purchased options, if any.

[54]
†	Certain categories may represent less than 0.1%.

[55]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[56]
†	Annualized.

[57]
*	Does not include derivatives, except purchased options, if any.

[58]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[59]
†	Annualized.

[60]
*	Does not include derivatives, except purchased options, if any.

[61]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[62]
†	Annualized.

[63]
*	Does not include derivatives, except purchased options, if any.

[64]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[65]
†	Annualized.

[66]
*	Does not include derivatives, except purchased options, if any.

[67]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[68]
†	Annualized.

[69]
*	Does not include derivatives, except purchased options, if any.

[70]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[71]
†	Annualized.

[72]
*	Does not include derivatives, except purchased options, if any.

[73]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[74]
†	Annualized.

[75]
*	Does not include derivatives, except purchased options, if any.

[76]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[77]
†	Annualized.

[78]
*	Does not include derivatives, except purchased options, if any.

[79]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[80]
†	Annualized.

[81]
*	Does not include derivatives, except purchased options, if any.

[82]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[83]
†	Annualized.

[84]
*	Does not include derivatives, except purchased options, if any.

[85]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[86]
†	Annualized.

[87]
*	Does not include derivatives, except purchased options, if any.

[88]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[89]
†	Annualized.

[90]
*	Does not include derivatives, except purchased options, if any.